EARNINGS PER SHARE - Summary of earnings per share (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Net income	$ 289,072	$ 128,074
Weighted average number of shares outstanding - basic (in shares)	200,540	184,147
Dilutive effect of share options (in shares)	906	276
Weighted average number of shares outstanding - diluted (in shares)	201,446	184,423